UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.8% of Net Assets

	ABS Car Loan – 3.0%
$8,905,000	Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/2019	$8,926,853
3,722,000	AmeriCredit Automobile Receivables, Series 2012-5, Class B, 1.120%, 11/08/2017	3,724,397
1,305,525	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, 4.000%, 5/08/2017	1,309,452
2,355,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	2,357,042
1,860,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,862,663
3,170,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.180%, 6/08/2020	3,170,292
2,040,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	2,048,823
4,415,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	4,454,404
2,525,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	2,545,117
17,010,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	17,053,478
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,963,420
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,540,418
4,040,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	4,148,652
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	1,987,812
66,101	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	66,190
25,148,819	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	25,253,740
16,215,000	CPS Auto Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	16,231,718
630,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class A, 1.550%, 10/15/2021, 144A	630,150
11,380,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class B, 2.670%, 9/15/2022, 144A	11,417,565
2,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 2.000%, 7/15/2022, 144A	2,002,964
10,810,000	DT Auto Owner Trust, Series 2014-3A, Class C, 3.040%, 9/15/2020, 144A	10,906,512
1,160,521	Exeter Automobile Receivables Trust, Series 2013-2A, Class A, 1.490%, 11/15/2017, 144A	1,162,403
5,000,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	5,039,305
32,799,073	Exeter Automobile Receivables Trust, Series 2015-1A, Class A, 1.600%, 6/17/2019, 144A	32,872,313
9,285,000	First Investors Auto Owner Trust, Series 2014-3A, Class A3, 1.670%, 11/16/2020, 144A	9,278,018
3,703,963	Flagship Credit Auto Trust, Series 2014-2, Class A, 1.430%, 12/16/2019, 144A	3,700,644

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$5,228,208	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 4/16/2018	$5,268,131
885,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class D, 3.640%, 5/15/2018	910,507
3,286,391	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,318,443
2,090,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	2,113,531
2,875,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	2,887,707
11,035,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.330%, 11/15/2019	11,173,765
3,185,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.130%, 8/17/2020	3,211,856
3,490,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/2020	3,538,797
7,170,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	7,240,732

		215,317,814

	ABS Credit Card – 0.0%
480,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	498,888

	ABS Home Equity – 0.5%
4,594,088	Colony American Homes, Series 2014-1A, Class A, 1.400%, 5/17/2031, 144A(b)	4,569,331
222,874	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	226,974
5,737,894	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(b)	5,368,293
28,452,996	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060	28,266,771

		38,431,369

	ABS Other – 0.9%
9,635,850	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	9,672,351
5,066,925	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	5,061,063
1,535,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	1,543,151
19,945,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	20,228,418
8,615,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,621,030
8,451,458	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	8,520,980
9,832,667	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A	9,833,729

		63,480,722

	ABS Student Loan – 0.1%
1,827,188	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	1,863,942

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	ABS Student Loan – continued
$6,106,268	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	$6,130,772

		7,994,714

	Aerospace & Defense – 0.7%
4,400,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	3,916,000
3,965,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	3,518,938
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,546,600
32,010,000	Embraer Netherlands Finance Corp., 5.050%, 6/15/2025	31,929,975
8,475,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	8,623,312
3,765,000	Textron, Inc., 3.875%, 3/01/2025	3,706,289

		53,241,114

	Airlines – 0.1%
3,028,307	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	3,078,244
987,117	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	1,048,812

		4,127,056

	Automotive – 2.6%
665,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	679,962
1,285,000	Ford Motor Credit Co. LLC, 2.375%, 1/16/2018	1,296,945
25,270,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	25,188,529
7,470,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	7,341,045
4,180,000	Ford Motor Credit Co. LLC, 2.597%, 11/04/2019	4,149,494
7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,477,069
28,680,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	32,186,159
17,000,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	19,353,735
5,585,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017(c)	6,127,209
12,680,000	General Motors Co., 5.000%, 4/01/2035	12,447,525
11,655,000	General Motors Co., 5.200%, 4/01/2045	11,543,578
36,675,000	General Motors Co., 6.250%, 10/02/2043	40,912,980
3,310,000	General Motors Financial Co., Inc., 3.250%, 5/15/2018	3,385,283
8,160,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018(c)	9,108,935

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Automotive – continued
$4,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	$4,442,042

		186,640,490

	Banking – 8.9%
3,000,000	Ally Financial, Inc., 3.250%, 2/13/2018	2,981,250
18,380,000	Ally Financial, Inc., 3.500%, 1/27/2019	18,242,150
47,310,000	Ally Financial, Inc., 3.750%, 11/18/2019	46,955,175
5,000,000	Ally Financial, Inc., 4.750%, 9/10/2018	5,156,250
2,330,000	Ally Financial, Inc., 6.250%, 12/01/2017	2,487,275
22,680,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	23,299,164
17,780,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	17,972,824
12,810,000	Bangkok Bank PCL, 2.750%, 3/27/2018, 144A	12,991,454
43,640,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	44,967,965
2,418,000	Bangkok Bank PCL, 4.800%, 10/18/2020, 144A	2,625,866
6,845,000	Bank of America Corp., 2.650%, 4/01/2019	6,926,093
2,500,000	Bank of America Corp., 5.650%, 5/01/2018	2,746,270
56,445,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(c)	61,963,458
62,290,000	Barclays PLC, 2.875%, 6/08/2020	61,572,419
26,235,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	26,595,731
19,630,000	Citigroup, Inc., 2.500%, 9/26/2018	19,851,073
2,255,000	Citigroup, Inc., 3.375%, 3/01/2023	2,252,447
30,735,000	Citigroup, Inc., 4.050%, 7/30/2022	31,471,995
5,230,000	Citigroup, Inc., 6.125%, 5/15/2018	5,836,209
13,860,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	13,772,571
18,315,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	20,832,745
3,985,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	4,553,763
14,875,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	17,447,602
3,035,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,564,938
1,985,000	Hana Bank, 4.250%, 6/14/2017, 144A	2,077,858
14,240,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	13,966,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$12,350,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	$13,219,329
29,620,000	JPMorgan Chase & Co., 4.500%, 1/24/2022(c)	31,742,954
4,350,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,914,112
9,150,000	Morgan Stanley, 3.700%, 10/23/2024	9,112,952
20,300,000	Morgan Stanley, 5.750%, 1/25/2021	23,128,115
14,560,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	16,248,887
13,000,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	14,665,157
25,335,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	25,604,944
5,155,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,784,199
14,085,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	14,542,763

		632,074,307

	Building Materials – 0.3%
10,160,000	CRH America, Inc., 3.875%, 5/18/2025, 144A	10,067,981
8,870,000	Owens Corning, 4.200%, 12/01/2024	8,706,508
2,860,000	USG Corp., 5.500%, 3/01/2025, 144A	2,849,275

		21,623,764

	Cable Satellite – 1.8%
2,383,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	2,323,425
3,935,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021	3,925,163
22,730,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	22,389,050
7,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	7,035,000
2,965,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	3,102,131
7,925,000	DISH DBS Corp., 5.000%, 3/15/2023	7,330,625
27,950,000	DISH DBS Corp., 5.875%, 11/15/2024	26,849,469
21,385,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	17,443,787
4,080,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	3,805,281
2,743,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	2,655,586
8,750,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	9,108,960
2,085,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	2,226,050

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Cable Satellite – continued
$10,935,000	Virgin Media Finance PLC, 5.750%, 1/15/2025, 144A	$10,935,000
2,825,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	2,920,344
2,535,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2021	2,674,425
382,500	Virgin Media Secured Finance PLC, 5.375%, 4/15/2021, 144A	393,975
5,000,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	5,018,750

		130,137,021

	Chemicals – 1.3%
29,365,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A(c)	25,438,899
4,375,000	Methanex Corp., 3.250%, 12/15/2019	4,401,688
16,185,000	Methanex Corp., 5.250%, 3/01/2022	17,315,199
10,625,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	9,828,125
11,565,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A(c)	11,894,603
18,345,000	PolyOne Corp., 5.250%, 3/15/2023	18,161,550
4,560,000	RPM International, Inc., 3.450%, 11/15/2022	4,398,097
3,685,000	RPM International, Inc., 6.125%, 10/15/2019	4,145,680

		95,583,841

	Collateralized Mortgage Obligations – 0.6%
739,951	Government National Mortgage Association, Series 2010-H20, Class AF, 0.512%, 10/20/2060(b)	737,838
573,512	Government National Mortgage Association, Series 2010-H24, Class FA, 0.532%, 10/20/2060(b)	572,313
543,361	Government National Mortgage Association, Series 2011-H06, Class FA, 0.632%, 2/20/2061(b)	544,374
5,288,447	Government National Mortgage Association, Series 2012-H12, Class FA, 0.732%, 4/20/2062(b)	5,318,422
647,159	Government National Mortgage Association, Series 2012-H18, Class NA, 0.702%, 8/20/2062(b)	650,900
3,494,424	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	3,484,031
4,455,037	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	4,469,619
1,904,534	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	1,899,152
27,634,948	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	27,678,998

		45,355,647

	Consumer Cyclical Services – 0.4%
17,635,000	Alibaba Group Holding Ltd., 4.500%, 11/28/2034, 144A	16,944,255
5,980,000	IHS, Inc., 5.000%, 11/01/2022, 144A	5,942,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Consumer Cyclical Services – continued
$2,165,000	Service Corp. International, 5.375%, 1/15/2022	$2,273,250

		25,160,130

	Consumer Products – 0.1%
1,930,000	Avon Products, Inc., 5.350%, 3/15/2020	1,757,506
3,620,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,996,683

		5,754,189

	Diversified Manufacturing – 0.6%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,418,011
5,620,000	EnerSys, 5.000%, 4/30/2023, 144A	5,570,825
37,955,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	37,243,344

		44,232,180

	Electric – 1.9%
20,370,000	AES Corp. (The), 3.283%, 6/01/2019(b)	20,370,000
2,200,000	AES Corp. (The), 7.375%, 7/01/2021	2,414,500
35,395,000	Dynegy, Inc., 6.750%, 11/01/2019, 144A	36,828,497
20,995,000	EDP Finance BV, 5.250%, 1/14/2021, 144A	21,987,434
3,485,000	Empresa Nacional de Electricidad S.A., 4.250%, 4/15/2024	3,526,984
12,390,000	FirstEnergy Corp., 2.750%, 3/15/2018	12,572,468
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,065,550
17,865,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	17,820,337
6,590,000	Talen Energy Supply LLC, 6.500%, 6/01/2025, 144A	6,590,000
8,715,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,727,471
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,505,067

		136,408,308

	Finance Companies – 4.3%
30,145,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019, 144A	29,805,869
5,275,000	Aircastle Ltd., 5.500%, 2/15/2022	5,383,823
4,770,000	CIT Group, Inc., 5.250%, 3/15/2018	4,930,987
18,330,000	CIT Group, Inc., 5.375%, 5/15/2020	19,109,025
27,670,000	CIT Group, Inc., 5.500%, 2/15/2019, 144A	28,845,975

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Finance Companies – continued
$13,125,000	International Lease Finance Corp., 3.875%, 4/15/2018	$13,190,625
2,750,000	International Lease Finance Corp., 5.750%, 5/15/2016	2,818,750
16,438,000	International Lease Finance Corp., 5.875%, 4/01/2019	17,526,196
2,450,000	International Lease Finance Corp., 5.875%, 8/15/2022	2,646,000
19,039,000	International Lease Finance Corp., 6.250%, 5/15/2019	20,585,919
4,635,000	Navient Corp., 5.875%, 3/25/2021	4,632,080
11,180,000	Navient Corp., MTN, 6.125%, 3/25/2024	10,704,850
26,085,000	Navient LLC, 4.875%, 6/17/2019	25,824,150
27,625,000	Navient LLC, MTN, 5.500%, 1/15/2019	28,167,002
1,100,000	Navient LLC, MTN, 6.000%, 1/25/2017	1,144,000
6,560,000	Navient LLC, MTN, 6.250%, 1/25/2016	6,691,200
14,840,000	Navient LLC, MTN, 8.000%, 3/25/2020	16,546,600
120,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	119,550
6,960,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	6,664,200
60,315,000	Springleaf Finance Corp., 5.250%, 12/15/2019	59,485,669
3,135,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,170,112

		307,992,582

	Financial Other – 0.5%
36,870,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	33,920,400

	Food & Beverage – 1.0%
8,760,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	8,519,100
9,775,000	Constellation Brands, Inc., 3.750%, 5/01/2021	9,579,500
3,500,000	Constellation Brands, Inc., 3.875%, 11/15/2019	3,552,500
1,340,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	1,236,150
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,633,963
17,770,000	HJ Heinz Co., 3.950%, 7/15/2025, 144A	17,868,535
10,205,000	HJ Heinz Co., 5.200%, 7/15/2045, 144A	10,458,298
12,530,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	13,551,821

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Food & Beverage – continued
$1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	$1,417,575

		69,817,442

	Government Owned - No Guarantee – 6.3%
2,355,000	Abu Dhabi National Energy Co. PJSC, 2.500%, 1/12/2018, 144A	2,367,373
9,135,000	CEZ AS, 5.625%, 4/03/2042, 144A	9,887,971
19,995,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	20,744,513
2,045,000	CNPC General Capital Ltd., 3.400%, 4/16/2023, 144A	1,994,660
17,400,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	17,714,714
18,760,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	21,249,902
1,665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	1,767,048
20,395,000	Ecopetrol S.A., 5.375%, 6/26/2026	20,191,050
7,435,000	Federal National Mortgage Association, 6.625%, 11/15/2030	10,507,253
6,310,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	8,392,300
19,285,000	OCP S.A., 5.625%, 4/25/2024, 144A	20,106,927
5,000,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	4,821,270
1,290,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	1,225,500
2,895,000	Ooredoo International Finance Ltd., 4.750%, 2/16/2021, 144A	3,136,379
2,965,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	3,583,535
49,230,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A(c)	43,691,625
3,720,000	Pertamina Persero PT, 6.000%, 5/03/2042, 144A	3,451,044
8,395,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	8,269,075
43,020,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	33,250,158
9,705,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	8,498,960
33,985,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	27,879,935
8,325,000	Petroleos Mexicanos, 3.125%, 1/23/2019	8,404,087
1,210,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,247,147
30,375,000	Petroleos Mexicanos, 3.500%, 7/23/2020, 144A	30,708,517
6,470,000	Petroleos Mexicanos, 5.500%, 1/21/2021	7,016,715
41,622,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	40,893,615

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Government Owned - No Guarantee – continued
$72,395,000	Tennessee Valley Authority, 3.500%, 12/15/2042(c)	$67,559,738
6,630,000	Tennessee Valley Authority, 4.875%, 1/15/2048	7,484,368
11,350,000	Tennessee Valley Authority, 5.250%, 9/15/2039	13,809,647

		449,855,026

	Healthcare – 1.5%
11,450,000	Halyard Health, Inc., 6.250%, 10/15/2022, 144A	11,993,875
1,580,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,702,450
5,690,000	HCA, Inc., 5.375%, 2/01/2025	5,782,747
2,915,000	HCA, Inc., 5.875%, 5/01/2023	3,097,188
29,595,000	HCA, Inc., 7.500%, 2/15/2022	33,997,256
575,000	HCA, Inc., 7.500%, 12/15/2023	632,500
20,490,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020, 144A	21,924,300
4,451,000	Omnicare, Inc., 4.750%, 12/01/2022	4,718,060
2,124,000	Omnicare, Inc., 5.000%, 12/01/2024	2,283,300
3,200,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,481,917
10,029,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	10,179,435
9,410,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	9,715,825

		109,508,853

	Home Construction – 0.1%
8,630,000	KB Home, 4.750%, 5/15/2019	8,565,275

	Hybrid ARMs – 0.0%
115,482	FNMA, 1.859%, 2/01/2037(b)	121,563

	Independent Energy – 1.6%
5,060,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	4,851,275
13,973,000	Newfield Exploration Co., 5.375%, 1/01/2026	13,833,270
10,875,000	Newfield Exploration Co., 5.750%, 1/30/2022	11,038,125
14,386,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	14,727,667
14,100,000	QEP Resources, Inc., 5.250%, 5/01/2023	13,500,750
8,765,000	QEP Resources, Inc., 5.375%, 10/01/2022	8,464,360

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Independent Energy – continued
$11,085,000	Range Resources Corp., 5.000%, 8/15/2022	$10,863,300
13,340,000	SM Energy Co., 5.000%, 1/15/2024	12,639,650
16,580,000	SM Energy Co., 6.125%, 11/15/2022, 144A	17,039,266
1,125,000	SM Energy Co., 6.500%, 11/15/2021	1,172,813
4,170,000	SM Energy Co., 6.500%, 1/01/2023	4,274,250

		112,404,726

	Industrial Other – 0.6%
6,131,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	6,652,135
5,987,000	CBRE Services, Inc., 5.000%, 3/15/2023	6,046,870
9,170,000	Deluxe Corp., 6.000%, 11/15/2020	9,651,425
17,370,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	17,324,838

		39,675,268

	Integrated Energy – 0.4%
29,005,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	23,827,607
6,165,000	Pacific Rubiales Energy Corp., 7.250%, 12/12/2021, 144A	5,055,300

		28,882,907

	Leisure – 0.2%
12,095,000	Regal Entertainment Group, 5.750%, 3/15/2022	12,230,464

	Life Insurance – 0.1%
4,670,000	CNO Financial Group, Inc., 4.500%, 5/30/2020	4,740,050

	Media Entertainment – 0.9%
66,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	3,579,222
31,592,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	34,253,626
4,284,000	Myriad International Holdings BV, 6.375%, 7/28/2017, 144A	4,530,330
18,985,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	18,605,300

		60,968,478

	Metals & Mining – 2.3%
9,173,000	Anglo American Capital PLC, 3.625%, 5/14/2020, 144A	9,174,055
22,865,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	22,276,409
23,235,000	ArcelorMittal, 7.500%, 3/01/2041	22,770,300

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Metals & Mining – continued
$4,630,000	ArcelorMittal, 7.750%, 10/15/2039	$4,606,850
5,280,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.875%, 2/15/2023	5,662,800
15,430,000	Freeport-McMoRan, Inc., 2.375%, 3/15/2018	15,311,883
13,080,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	12,107,214
11,605,000	Goldcorp, Inc., 2.125%, 3/15/2018	11,631,796
2,675,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	2,461,000
5,460,000	Samarco Mineracao S.A., 5.375%, 9/26/2024, 144A	5,214,300
11,500,000	Samarco Mineracao S.A., 5.750%, 10/24/2023, 144A	11,385,000
38,900,000	Southern Copper Corp., 5.875%, 4/23/2045	37,001,680
4,150,000	Steel Dynamics, Inc., 5.125%, 10/01/2021	4,158,300
1,445,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	1,434,163

		165,195,750

	Midstream – 2.0%
11,050,000	El Paso Pipeline Partners Operating Co. LLC, 4.300%, 5/01/2024	10,904,626
6,390,000	Energy Transfer Partners LP, 5.950%, 10/01/2043	6,262,302
23,745,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	23,306,739
9,345,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	9,626,724
1,635,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,723,589
3,565,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,862,446
5,035,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	5,326,647
19,525,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	20,769,504
13,710,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	13,926,577
343,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	349,105
12,031,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	12,807,168
22,580,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	22,354,200
1,345,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	1,395,438
7,200,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	7,470,000

		140,085,065

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – 14.2%
$3,845,812	FHLMC, 3.000%, 11/01/2042	$3,835,244
49,485,285	FHLMC, 3.500%, with various maturities from 2043 to 2045(d)	51,033,353
9,240,662	FHLMC, 4.000%, with various maturities from 2043 to 2045(d)	9,810,517
22,108	FHLMC, 5.500%, 12/01/2018	23,377
24,361	FHLMC, 6.000%, 6/01/2035	27,877
32,245,603	FNMA, 3.000%, with various maturities from 2043 to 2045(d)	32,160,309
123,599,738	FNMA, 3.500%, with various maturities from 2042 to 2045(d)	127,590,436
23,011,601	FNMA, 4.000%, with various maturities from 2042 to 2045(d)	24,455,061
596,378	FNMA, 4.500%, 6/01/2041	645,737
449,535	FNMA, 6.000%, with various maturities from 2016 to 2037(d)	507,391
35,442	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	40,924
57,693	FNMA, 7.000%, with various maturities in 2030(d)	65,222
48,865	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	55,778
28,440,000	FNMA (TBA), 3.000%, 8/01/2045(e)	28,260,583
297,760,000	FNMA (TBA), 3.500%, 8/01/2045(e)	306,064,720
265,040,000	FNMA (TBA), 4.000%, 8/01/2045(e)	280,183,498
732,974	GNMA, 2.124%, 9/20/2063(b)	780,393
175,549	GNMA, 4.144%, 1/20/2063	190,148
152,826	GNMA, 4.323%, 5/20/2063	166,745
201,273	GNMA, 4.423%, 7/20/2063	220,872
1,013,345	GNMA, 4.499%, 12/20/2062	1,104,837
639,898	GNMA, 4.515%, 7/20/2063	703,198
1,112,925	GNMA, 4.522%, 8/20/2062	1,209,420
620,496	GNMA, 4.524%, 5/20/2063	682,077
5,328,506	GNMA, 4.527%, 1/20/2065	5,966,312
4,631,088	GNMA, 4.533%, 6/20/2064	5,165,363
1,088,112	GNMA, 4.538%, 11/20/2062	1,186,254
6,114,464	GNMA, 4.544%, 12/20/2064	6,837,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$15,484,972	GNMA, 4.546%, 11/20/2062	$16,875,089
3,124,934	GNMA, 4.551%, 1/20/2065	3,497,848
20,303,332	GNMA, 4.556%, 12/20/2061(c)	21,854,040
6,689,815	GNMA, 4.575%, 10/20/2064	7,482,718
5,288,114	GNMA, 4.581%, 2/20/2065	5,918,885
4,712,968	GNMA, 4.587%, 12/20/2063	5,180,127
2,744,679	GNMA, 4.604%, 6/20/2062	2,977,897
7,212,171	GNMA, 4.608%, 2/20/2065	8,104,353
2,154,677	GNMA, 4.616%, with various maturities from 2061 to 2062(d)	2,334,799
4,057,326	GNMA, 4.619%, 3/20/2065	4,557,351
3,219,020	GNMA, 4.627%, with various maturities from 2061 to 2064(d)	3,500,201
7,807,301	GNMA, 4.650%, 1/20/2061	8,297,459
4,292,835	GNMA, 4.653%, 1/20/2064	4,770,215
907,171	GNMA, 4.668%, 5/20/2062	980,512
7,285,358	GNMA, 4.673%, with various maturities from 2062 to 2064(d)	8,164,076
8,779,963	GNMA, 4.676%, 4/20/2062	9,522,581
994,251	GNMA, 4.698%, 7/20/2061	1,062,991
686,426	GNMA, 4.700%, 10/20/2061	735,932
4,208,065	GNMA, 4.701%, 1/20/2064	4,718,331
632,659	GNMA, 5.500%, 4/15/2038	713,968
137,698	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	158,888
92,887	GNMA, 6.500%, with various maturities from 2029 to 2032(d)	106,162
97,447	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	103,883
39,601	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	44,906
11,203	GNMA, 8.000%, 11/15/2029	11,396
34,798	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	35,147
598	GNMA, 9.000%, with various maturities in 2016(d)	601
2,378,327	Government National Mortgage Association, 4.631%, 10/20/2062	2,588,033

		1,013,271,185

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – 5.4%
$3,680,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	$3,670,384
42,467	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049(b)	42,565
1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.783%, 4/10/2049(b)	1,747,109
1,051,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A5, 5.377%, 6/10/2049	1,120,243
1,745,000	Barclays Commercial Mortgage Securities, Series 2015-SLP, Class A, 1.294%, 2/15/2028, 144A(b)	1,736,237
97,120	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.844%, 6/11/2040(b)	97,587
917,428	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.349%, 12/10/2049(b)	989,170
36,539,975	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.989%, 12/10/2049(b)	39,154,337
2,435,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class A, 1.088%, 6/11/2027, 144A(b)	2,433,663
8,236,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class D, 2.188%, 6/11/2027, 144A(b)	8,225,359
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.050%, 7/10/2046, 144A(b)	1,109,745
12,295,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.036%, 10/15/2031, 144A(b)(f)	12,295,000
1,885,000	Commercial Mortgage Trust, Series 2014-KYO, Class B, 1.488%, 6/11/2027, 144A(b)	1,883,479
13,225,000	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.586%, 6/15/2034, 144A(b)	13,228,042
6,010,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049(b)	6,339,035
2,434,447	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.147%, 9/15/2039(b)	2,587,126
14,060,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	14,918,996
5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.168%, 2/15/2041(b)	6,264,647
3,161,500	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.735%, 11/10/2046, 144A(b)	3,370,137
1,334,842	GP Portfolio Trust, Series 2014-GPP, Class A, 1.136%, 2/15/2027, 144A(b)	1,332,771
3,295,000	GP Portfolio Trust, Series 2014-GPP, Class D, 2.934%, 2/15/2027, 144A(b)	3,299,873
404,469	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.013%, 7/10/2038(b)	413,441
34,824,695	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	36,612,560
11,070,130	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	11,748,441
26,874,665	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.989%, 8/10/2045(b)	28,679,434
1,850,310	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.885%, 2/12/2049(b)	1,963,361

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$19,377,159	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	$20,231,091
2,277,174	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,429,809
6,492,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.962%, 6/15/2049(b)	6,873,775
373,179	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	390,446
6,355,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.166%, 7/15/2031, 144A(b)	6,341,540
4,110,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 1.536%, 7/15/2031, 144A(b)	4,121,492
2,205,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 2.286%, 7/15/2031, 144A(b)	2,197,170
11,955,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.384%, 8/15/2027, 144A(b)(c)	11,970,410
7,194,927	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	7,600,434
6,008,368	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	6,262,522
14,150,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	14,951,272
9,795,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076%, 8/12/2049(b)	10,514,178
5,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	5,326,665
1,092,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.861%, 4/12/2049(b)	1,093,578
1,900,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	2,016,170
4,620,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	4,885,853
304,176	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.826%, 6/11/2042(b)	325,138
1,049,147	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.460%, 1/11/2043(b)	1,153,860
6,399,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.989%, 8/15/2045, 144A(b)	6,808,792
10,200,000	Motel 6 Trust, Series 2015-MTL6, Class B, 3.298%, 2/05/2030, 144A	10,173,449
11,435,000	Motel 6 Trust, Series 2015-MTL6, Class C, 3.644%, 2/05/2030, 144A	11,428,311
7,270,000	SCG Trust, Series 2013-SRP1, Class B, 2.674%, 11/15/2026, 144A(b)	7,265,493
869,357	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	902,180
9,325,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	9,794,803
13,839,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.500%, 4/15/2047	14,710,303
2,511,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	2,672,317

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$9,750,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.768%, 11/15/2043, 144A(b)	$10,426,201

		388,129,994

	Oil Field Services – 1.5%
11,922,000	Ensco PLC, 4.500%, 10/01/2024	11,389,766
9,360,000	Ensco PLC, 5.750%, 10/01/2044	8,341,314
2,535,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,518,449
3,557,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,703,225
24,480,000	Nabors Industries, Inc., 5.100%, 9/15/2023	24,314,123
17,580,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	5,801,400
14,145,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	4,597,125
8,820,000	Rowan Cos., Inc., 4.750%, 1/15/2024	8,428,533
14,645,000	Rowan Cos., Inc., 4.875%, 6/01/2022	14,545,751
1,330,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,506,531
2,430,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	1,530,900
7,280,000	Transocean, Inc., 4.300%, 10/15/2022	5,478,200
12,100,000	Transocean, Inc., 6.500%, 11/15/2020	11,207,625
575,000	Transocean, Inc., 6.875%, 12/15/2021	517,500

		103,880,442

	Packaging – 0.3%
5,345,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	5,264,825
5,275,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	5,307,969
7,925,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	8,737,312

		19,310,106

	Paper – 0.5%
6,005,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	6,091,814
6,920,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	7,212,647
8,610,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	9,137,655
9,670,000	Rock-Tenn Co., 4.000%, 3/01/2023	9,830,319
2,060,000	Rock-Tenn Co., 4.900%, 3/01/2022	2,218,167

		34,490,602

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Pharmaceuticals – 1.6%
$13,575,000	Actavis Funding SCS, 4.550%, 3/15/2035	$12,906,730
2,240,000	Actavis Funding SCS, 4.750%, 3/15/2045	2,132,601
15,330,000	Actavis Funding SCS, 4.850%, 6/15/2044	14,790,292
13,705,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 4.875%, 4/15/2020, 144A	13,945,523
10,705,000	Quintiles Transnational Corp., 4.875%, 5/15/2023, 144A	10,758,525
21,185,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	22,310,453
760,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	792,300
13,390,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	13,523,900
16,615,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	16,988,837
8,255,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	8,492,331

		116,641,492

	Property & Casualty Insurance – 0.1%
3,285,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	3,685,215

	Refining – 0.7%
15,900,000	Phillips 66, 5.875%, 5/01/2042	17,323,797
36,936,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	34,254,151

		51,577,948

	Retailers – 1.1%
12,212,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	12,700,480
21,794,000	GameStop Corp., 5.500%, 10/01/2019, 144A	22,393,335
25,896,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A(c)	26,671,767
10,285,000	SACI Falabella, 3.750%, 4/30/2023, 144A	10,025,283
7,830,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,790,278
1,125,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	1,192,500

		80,773,643

	Sovereigns – 1.1%
3,475,000	Colombia Government International Bond, 4.000%, 2/26/2024	3,457,625
37,315,000	Indonesia Government International Bond, 5.250%, 1/17/2042, 144A	35,869,044
14,688,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	14,197,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Sovereigns – continued
$19,824,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	$22,500,240

		76,024,284

	Supranational – 1.7%
58,475,000	Inter-American Development Bank, 5.250%, 7/19/2016, (BRL)	17,481,751
55,370,000	International Bank for Reconstruction & Development, 2.625%, 11/07/2016, (MXN)	3,495,770
13,630,000	International Bank for Reconstruction & Development, 4.000%, 8/16/2018, (MXN)	871,305
4,560,000	International Bank for Reconstruction & Development, Series GDIf, 9.500%, 3/02/2017, (BRL)	1,406,969
23,690,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	7,320,881
108,885,000	International Finance Corp., GMTN, 10.000%, 6/12/2017, (BRL)(g)	33,914,713
174,305,000	International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	54,568,773

		119,060,162

	Technology – 2.3%
3,145,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,198,232
4,046,000	Equifax, Inc., 7.000%, 7/01/2037	4,824,333
12,275,000	Flextronics International Ltd., 4.750%, 6/15/2025, 144A	12,179,255
17,530,000	Hewlett-Packard Co., 2.750%, 1/14/2019	17,720,201
3,730,000	KLA-Tencor Corp., 3.375%, 11/01/2019	3,831,411
37,440,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	35,895,600
1,165,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	1,100,197
11,390,000	Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	11,215,186
7,515,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,281,674
69,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	75,860
340,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	410,465
6,105,000	Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	6,123,071
3,515,000	Tencent Holdings Ltd., 2.875%, 2/11/2020, 144A	3,510,213
7,029,000	Tencent Holdings Ltd., 3.375%, 3/05/2018, 144A	7,253,717
50,615,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	51,967,483

		166,586,898

	Tobacco – 0.7%
9,200,000	Reynolds American, Inc., 4.450%, 6/12/2025	9,373,153

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

		Tobacco – continued
$12,555,000		Reynolds American, Inc., 4.750%, 11/01/2042	$11,389,670
4,365,000		Reynolds American, Inc., 6.150%, 9/15/2043	4,687,718
18,555,000		Reynolds American, Inc., 7.250%, 6/15/2037	22,252,158

			47,702,699

		Treasuries – 14.2%
25,102,933	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	166,308,468
915,000,000		Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	20,089,820
277,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	6,450,432
1,056,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	26,581,504
87,835,000		U.S. Treasury Bond, 2.500%, 2/15/2045	77,301,827
36,775,000		U.S. Treasury Bond, 3.000%, 11/15/2044	35,973,415
455,000		U.S. Treasury Bond, 3.375%, 5/15/2044	477,928
1,050,000		U.S. Treasury Bond, 3.625%, 2/15/2044	1,154,426
5,870,000		U.S. Treasury Bond, 3.750%, 11/15/2043	6,602,834
111,202,932		U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2042(c)(h)	102,193,715
16,622,431		U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(h)	15,183,560
34,879,523		U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(h)	37,233,891
75,758,993		U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(h)	73,882,746
69,059,453		U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(c)(h)	70,235,605
107,405,000		U.S. Treasury Note, 0.375%, 3/15/2016	107,530,879
71,435,000		U.S. Treasury Note, 0.500%, 11/30/2016	71,479,647
42,690,000		U.S. Treasury Note, 0.500%, 1/31/2017	42,676,681
107,000,000		U.S. Treasury Note, 0.625%, 12/31/2016	107,225,663
35,320,000		U.S. Treasury Note, 0.875%, 11/30/2016	35,526,940
8,665,000		U.S. Treasury Note, 2.125%, 5/15/2025	8,507,947

			1,012,617,928

		Wireless – 1.7%
1,475,000		American Tower Corp., 4.700%, 3/15/2022	1,537,965
20,400,000		Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	21,297,559

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Wireless – continued
$1,910,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A	$2,022,461
23,280,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	22,935,805
20,355,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	20,202,337
11,460,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	11,551,875
3,165,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	4,031,894
29,560,000	Softbank Corp., 4.500%, 4/15/2020, 144A	29,670,850
11,980,000	Sprint Capital Corp., 6.875%, 11/15/2028	10,302,800

		123,553,546

	Wirelines – 4.1%
19,990,000	AT&T, Inc., 4.750%, 5/15/2046	18,190,380
10,880,000	CenturyLink, Inc., 5.625%, 4/01/2020	10,893,600
1,885,000	CenturyLink, Inc., Series T, 5.800%, 3/15/2022	1,800,175
7,175,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	7,112,219
46,943,000	Embarq Corp., 7.995%, 6/01/2036	52,045,704
12,050,000	Frontier Communications Corp., 6.875%, 1/15/2025	10,076,812
9,885,000	Frontier Communications Corp., 7.125%, 1/15/2023	8,772,937
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,456,875
5,820,000	Frontier Communications Corp., 8.500%, 4/15/2020	6,084,810
13,565,000	Frontier Communications Corp., 8.750%, 4/15/2022	13,429,350
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	377,650
9,185,000	Level 3 Financing, Inc., 5.625%, 2/01/2023, 144A	9,276,850
5,160,000	Oi S.A., 5.750%, 2/10/2022, 144A	4,469,850
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,179,906
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,175,000
4,029,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,407,247
26,306,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	29,087,781
16,044,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	14,700,315
17,288,000	Verizon Communications, Inc., 2.625%, 2/21/2020	17,249,137
27,850,000	Verizon Communications, Inc., 4.400%, 11/01/2034(c)	25,782,388

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Wirelines – continued
$25,610,000	Verizon Communications, Inc., 5.050%, 3/15/2034	$25,782,304
27,760,000	Windstream Corp., 7.500%, 4/01/2023	24,220,600

		292,571,890

	Total Bonds and Notes (Identified Cost $7,095,655,843)	6,899,903,437

Senior Loans – 1.4%

	Automotive – 0.0%
276,500	KAR Auction Services, Inc., Term Loan B2, 3.500%, 3/11/2021(b)	276,154
1,487,781	Visteon Corp., Delayed Draw Term Loan B, 3.500%, 4/09/2021(b)	1,482,946

		1,759,100

	Cable Satellite – 0.0%
3,603,460	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(b)	3,559,930

	Chemicals – 0.1%
8,595,000	Chemours Co. (The), Term Loan B, 3.750%, 5/22/2022(b)	8,552,025

	Diversified Manufacturing – 0.0%
2,980,191	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(b)	2,399,053

	Electric – 0.1%
5,373,776	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(b)	5,327,185

	Food & Beverage – 0.2%
11,652,500	Aramark Services, Inc., USD Term Loan F, 3.250%, 2/24/2021(b)	11,592,140

	Industrial Other – 0.1%
4,481,831	Allison Transmission, Inc., New Term Loan B3, 3.500%, 8/23/2019(b)	4,486,806

	Lodging – 0.2%
11,904,600	Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 6/27/2020(b)	11,904,600

	Midstream – 0.2%
6,263,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(b)	6,204,316
7,146,463	Energy Transfer Equity LP, 2015 Term Loan, 4.000%, 12/02/2019(b)	7,139,316

		13,343,632

	Pharmaceuticals – 0.1%
5,279,431	Valeant Pharmaceuticals International, Term Loan B F1, 4.000%, 4/01/2022(b)	5,270,615

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Retailers – 0.1%
$11,389,614	Staples, Inc., Term Loan B, 4/07/2021(i)	$11,363,532

	Technology – 0.1%
4,768,346	GXS Group, Inc., Term Loan B, 3.250%, 1/16/2021(b)	4,774,306

	Wirelines – 0.2%
6,668,152	CWC Cayman Finance Ltd., Secured Term Loan, 5.500%, 4/28/2017(b)	6,659,817
11,729,000	Level 3 Financing, Inc., 2015 Term Loan B2, 3.500%, 5/31/2022(b)	11,638,569

		18,298,386

	Total Senior Loans (Identified Cost $103,141,290)	102,631,310

Shares
Preferred Stocks – 0.2%

	Banking – 0.0%
28,431	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	752,000
266	Ally Financial, Inc., Series G, 7.000%, 144A	268,785

		1,020,785

	Cable Satellite – 0.2%
8,945,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(c)	9,515,244

	Finance Companies – 0.0%
5,510	SLM Corp., Series A, 6.970%	274,122

	Total Preferred Stocks (Identified Cost $9,960,561)	10,810,151

Principal Amount (‡)
Short-Term Investments – 9.8%

$359,639	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2015 at 0.000% to be repurchased at $359,639 on 7/01/2015 collateralized by $360,400 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $366,894 including accrued interest(j)	359,639
692,893,158	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $692,893,350 on 7/01/2015 collateralized by $690,530,000 U.S. Treasury Note, 2.125% due 1/31/2021 valued at $706,752,621 including accrued interest(j)	692,893,158
8,940,000	U.S. Treasury Bills, 0.228%, 2/04/2016(k)	8,935,128

	Total Short-Term Investments (Identified Cost $702,180,544)	702,187,925

	Total Investments – 108.2% (Identified Cost $7,910,938,238)(a)	7,715,532,823
	Other assets less liabilities – (8.2)%	(586,376,769)

	Net Assets – 100.0%	$7,129,156,054

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized depreciation on investments based on a cost of $7,925,460,532 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$25,434,826
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(235,362,535)

Net unrealized depreciation	$(209,927,709)

(b)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or TBA transactions.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(f)	Illiquid security. At June 30, 2015, the value of this security amounted to $12,295,000 or 0.2% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(g)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or TBA transactions.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Position is unsettled. Contract rate was not determined at June 30, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $1,983,197,614 or 27.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	7/13/2015	Euro	270,000	$301,054	$(2,446)
Sell	7/13/2015	Euro	12,914,000	14,399,311	178,916

Total					$176,470

[1]	Counterparty is Bank of America, N.A.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Other	$—	$33,088,123	$30,392,599	(a)	$63,480,722
Non-Agency Commercial Mortgage-Backed Securities	—	375,834,994	12,295,000	(a)	388,129,994
All Other Bonds and Notes*	—	6,448,292,721	—		6,448,292,721

Total Bonds and Notes	—	6,857,215,838	42,687,599		6,899,903,437

Senior Loans*	—	102,631,310	—		102,631,310
Preferred Stocks*	1,294,907	9,515,244	—		10,810,151
Short-Term Investments	—	702,187,925	—		702,187,925

Total Investments	1,294,907	7,671,550,317	42,687,599		7,715,532,823

Forward Foreign Currency Contracts (unrealized appreciation)	—	178,916	—		178,916

Total	$1,294,907	$7,671,729,233	$42,687,599		$7,715,711,739

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,446)	$—	$(2,446)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015
Bonds and Notes
ABS Other	$12,623,552	$—	$(3,207)	$68,173	$20,116,628	$(2,412,547)	$—	$—	$30,392,599	$68,252
Airlines	4,362,720	—	—	—	—	—	—	(4,362,720)	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(15,974)	12,310,974	—	—	—	12,295,000	(15,974)
Wirelines	265,482	—	(103,458)	81,425	—	(243,449)	—	—	—	—

Total	$17,251,754	$—	$(106,665)	$133,624	$32,427,602	$(2,655,996)	$—	$(4,362,720)	$42,687,599	$52,278

Debt securities valued at $4,362,720 were transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended June 30, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of June 30, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$178,916

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,446)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2015, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 178,916	$ 176,470

Industry Summary at June 30, 2015 (Unaudited)

Mortgage Related	14.2%
Treasuries	14.2
Banking	8.9
Government Owned - No Guarantee	6.3
Non-Agency Commercial Mortgage-Backed Securities	5.4
Wirelines	4.3
Finance Companies	4.3
ABS Car Loan	3.0
Automotive	2.6
Technology	2.4
Metals & Mining	2.3
Midstream	2.2
Electric	2.0
Cable Satellite	2.0
Other Investments, less than 2% each	24.3
Short-Term Investments	9.8

Total Investments	108.2
Other assets less liabilities (including forward foreign currency contracts)	(8.2)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2015